Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
VAT-input deductible	1,340,830	19,317
Income tax refundable	29,529	131,078
Advances to employees	253,608	14,396
Other current assets	4,347,006	2,964,809
Total prepaid expenses and other current assets	5,970,973	3,129,600